UNITED STATES
                        SECURITIES AND EXCHANGE   COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Owenoke Capital Management, LLC
Address:    50 Washington Street 7th Floor
            Norwalk, CT  06854

Form 13F File Number:   28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Korus
Title:      Managing Member
Phone:      203 956-5010

Signature, Place and Date of Signing:
David R. Korus                      Norwalk, CT             November 12, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         9

Form 13F Information Table Value Total:         $ 24,153 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER                 TITLE  CUSIP         VALUE X1000     SHARES           INV.    OTHER  VOTING AUTH
                               OF                                                    DISC.   MGR
                               CLASS
                                                                                                    SOLE    SHARED  NONE
CIENA CORP                        COM     171779309          814                  SH    SOLE                      0    0
                                                                 50,000                              50,000
IAC INTERACTIVE CORP              COM     44919P508         1615                  SH    SOLE                      0    0
                                                                 80,000                              80,000
INTEL CORP                        COM     458140100          783                  SH    SOLE                      0    0
                                                                 40,000                              40,000
LATTICE SEMICONDUCTOR CORP        COM     518415104         1046                  SH    SOLE                      0    0
                                                                 465,000                            465,000
MICRON TECHNOLOGY INC             COM     595112103          205                  SH    SOLE                      0    0
                                                                 25,000                              25,000
PMC-SIERRA INC                    COM     69344F106          287                  SH    SOLE                      0    0
                                                                 30,000                              30,000
POWERSHARES QQQ TRUST SERIES 1    COM     73935A104        18168                  SH    SOLE                      0    0
                                                                 430,000                            430,000
SANDISK CORP COM STK              COM     80004C101          543                  SH    SOLE                      0    0
                                                                 25,000                              25,000
TELLABS INC                       COM     879664100          692                  SH    SOLE                      0    0
                                                                 100,000                            100,000


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